Revenue and Construction Contracts - Summary of Revenue, After Sales and Eliminations Between Related Parties Resulting from Consolidation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
From the sale of goods associated to CEMEX's main activities	$ 12,485	$ 12,605	$ 13,018
From the sale of services	145	147	159
From the sale of other goods and services	340	378	354
Total	$ 12,970	$ 13,130	$ 13,531